Taxation - Disclosure Of Pillar Two Tax Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Total taxation charge	$ 11,637	$ 13,401	$ 12,991
Of which:
Income tax excluding Pillar Two income tax	11,339	13,150	12,991
Income tax related to Pillar Two income tax	$ 298	$ 251	$ 0